(Loss) Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2018
(Loss) Earnings Per Share [Abstract]
Schedule of computation of basic and diluted (loss) earnings per common share
	For The Years Ended December 31,
	2018	2017	2016
Net (Loss) Income	$(94,126,307)	$(54,783,273)	$17,278,404
Dividend – Convertible Redeemable Class A preferred stock	(686,400)	(686,400)	(333,327)
Net loss attributable to noncontrolling interests	(76)	-	-
Net (loss) income allocated to ordinary shareholders	(94,812,783)	(55,469,673)	16,945,077

Weighted-average common shares outstanding – basic	24,380,051	17,343,763	18,353,249
Weighted-average common shares outstanding – diluted	24,380,051	17,343,763	21,871,632
(Loss) Earnings per share to ordinary shareholders – Basic	$(3.89)	$(3.20)	$0.92
(Loss) Earnings per share to ordinary shareholders – Diluted	$(3.89)	$(3.20)	$0.77